Additional Cash Flow Information (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Additional cash flow information
Cash interest paid	$ 60,924	$ 59,473	$ 110,163	$ 132,453	$ 63,413
Cash taxes paid	24,137	8,252	15,584	21,986	21,205
Extinguishment of shareholder loan on redemption of capital stock					7,808
Assets acquired through non-cash capital leases	27,613	48,529	48,529	126,415
Assets under construction related to aircraft purchase contracts novated to lessors					$ 45,306